Accrued Expense	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
Accrued Expense	6. ACCRUED EXPENSE As of December 31, 2020, the Company had accrued expenses of $902,442 compared to $714,962 for the year ended December 31, 2019.